OTHER LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Other Long-Lived Assets

Other long-lived assets are as follows:

	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	US$
			(Note 3)
Receivable from WoW game points refund agent (Note 19)	7,894,836	—	—
Others	453,573	1,879,021	290,071

Total	8,348,409	1,879,021	290,071